Exhibit 2

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

CRB CM Depositor, LLC (the “Depositor”)

Cross River Bank, a New Jersey State Chartered Bank (“CRB”)

Cantor Fitzgerald & Co.

(collectively, the “Specified Parties”)

Re:	CRB Commercial Mortgage Trust 2025-1 (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series CRB 2025-CRE1 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Sample Mortgage Loans (as defined herein) contained on the Underwriting Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 10 November 2025. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, CRB, on behalf of the Depositor, provided us with the following information, as applicable, for each Sample Mortgage Loan:

a.	An electronic data file labeled “Project Top Gun - Preliminary Tape & Strats (8.14.2025)” and the corresponding record layout and decode information, as applicable (the “Provided Data File”), that CRB, on behalf of the Depositor, indicated contains information relating to the Mortgage Loans (as defined herein),
b.	Certain electronic data files (the “Borrower Operating Statement Data Files”) prepared by the Mortgage Loan borrower(s) containing revenue and expense information relating to the historical one year period (the “Historical Period”) for the Collateral Property or Collateral Properties (both as defined herein) that secure the Sample Mortgage Loan,
c.	Certain electronic data files (the “Cross River Operating Statement Data Files”) prepared by CRB containing revenue and expense information relating to the Historical Period for the Collateral Property or Collateral Properties that secure the Sample Mortgage Loan,
d.	Certain electronic data files (the “Credit Memo Operating Statement Data Files”) prepared by CRB containing revenue and expense information relating to the Historical Period for the Collateral Property or Collateral Properties that secure the Sample Mortgage Loan,
e.	The most recent appraisal reports (the “Appraisals”) prepared for CRB for the Collateral Property or Collateral Properties that secure the Sample Mortgage Loan,
f.	The most recent market reports (the “Costar Market Reports”) for the Collateral Property or Collateral Properties that secure the Sample Mortgage Loan,

g.	Certain electronic data files containing the most recent escrow payments (the “Escrow History Files”) for the Collateral Property or Collateral Properties that secure the Sample Mortgage Loan,
h.	Copies of the most recent insurance bills (the “Insurance Bills”) for the Collateral Property or Collateral Properties that secure the Sample Mortgage Loan,
i.	The most recent electronic borrower rent roll files as of the dates shown on the Sample Mortgage Loan Schedule (as defined herein) (the “Borrower Rent Roll Files”) for the Collateral Property or Collateral Properties that secure the Sample Mortgage Loan,
j.	The most recent electronic credit memo rent roll files (the “Credit Memo Rent Roll Files”) for the Collateral Property or Collateral Properties that secure the Sample Mortgage Loan,
k.	The most recent electronic CRM prepared rent roll files (the “Cross River Rent Roll Files”) for the Collateral Property or Collateral Properties that secure the Sample Mortgage Loan,
l.	An electronic underwriting file (the “Underwriting File”) prepared by CRB containing:
i.	The revenue and expense information for the Historical Period and
ii.	The underwritten revenue and expense information for the underwritten period (the “Underwritten Period”)

for the Collateral Property or Collateral Properties that secure the Sample Mortgage Loan,

m.	Instructions, assumptions and methodologies (the “Underwriting Instructions and Adjustments”) used to prepare the information on the Underwriting Files, which were included as footnotes to the Underwriting Files and/or were separately provided in e-mail or other written correspondence from CRB and
n.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, CRB, on behalf of the Depositor, instructed us to perform the procedures described in this report only for the Sample Mortgage Loans shown on the sample mortgage loan schedule (the “Sample Mortgage Loan Schedule”) containing the original principal balance of each Sample Mortgage Loan, which is shown on Exhibit 1 to Attachment A.

For certain Collateral Properties, we were instructed by CRB, on behalf of the Depositor, to obtain information relating to the current property taxes for each such Collateral Property from the applicable tax assessor website (each, a “Tax Assessor Website,” and collectively, the “Tax Assessor Websites”).

For the purpose of the procedures described in this report, the Borrower Operating Statement Data Files, Cross River Operating Statement Data Files, Credit Memo Operating Statement Data Files, Appraisals, Costar Market Reports, Escrow History Files, Insurance Bills, Borrower Rent Roll Files, Credit Memo Rent Roll Files, Cross River Rent Roll Files and Tax Assessor Websites are hereinafter collectively referred to as the “Source Documents.”

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Provided Data File, Source Documents, Underwriting Files, Underwriting Instructions and Adjustments and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Underwriting Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Provided Data File, Source Documents, Underwriting Instructions and Adjustments or any other information provided to us, or that we were instructed to obtain, as applicable, by CRB, on behalf of the Depositor, upon which we relied in forming our findings. We performed no procedures to compare any information contained in any Source Document to any information contained in any other Source Document. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loans, (b) the ability of any Mortgage Loan borrower(s) to repay the Mortgage Loans, (c) questions of legal or tax interpretation or (d) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor or CRB, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	The value of the collateral securing the Mortgage Loans,
ii.	Whether the originator(s) of the Mortgage Loans complied with federal, state or local laws or regulations or
iii.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

10 November 2025

Attachment A Page 1 of 2

Background

For the purpose of the procedures described in this report, the Depositor indicated that the assets of the Issuing Entity will primarily consist of a pool of mortgage loans (the “Mortgage Loans”) which are secured by various types of commercial properties (each, a “Collateral Property” and collectively, the “Collateral Properties”).

As instructed by CRB, on behalf of the Depositor, we selected the first ten (10) mortgage loans by original principal balance, as shown on Provided Data File and the Sample Mortgage Loan Schedule (collectively, the “Top 10 Mortgage Loans”), and a randomly selected sample of ten (10) mortgage loans shown on the Sample Mortgage Loan Schedule (collectively, the “10 Random Sample Mortgage Loans,” together with the Top 10 Mortgage Loans, the “Sample Mortgage Loans”) that were not a Top 10 Mortgage Loan from the Provided Data File.

For the purpose of the procedures described in this report, CRB, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of the 10 Random Sample Mortgage Loans or the methodology they instructed us to use to select the 10 Random Sample Mortgage Loans from the Provided Data File.

Procedures performed and our associated findings

Underwritten Cashflow Comparison and Recalculation Procedures

1.	Using:
a.	Information on the Underwriting File,
b.	Information in the Source Documents and
c.	The Underwriting Instructions and Adjustments

for each Sample Mortgage Loan, we recalculated and compared the underwritten revenue, expense and net operating income line items on the Underwriting File. We provided CRB a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to:

a.	Use a materiality threshold for each underwritten revenue and expense line item of +/- 3%, calculated as a percentage of the value as shown on the Underwriting File, which is also below $25,000, and
b.	Assume that an underwritten revenue or expense line item is based on the Historical Period if the Underwriting Instructions and Adjustments do not include information for such revenue or expense line item.

Attachment A Page 2 of 2

2.	Subsequent to the performance of the procedures described in the preceding Item, CRB, on behalf of the Depositor, provided us with certain updated Underwriting Files for each Sample Mortgage Loan (as applicable), which in certain cases included updated Underwriting Instructions and Adjustments. As instructed by the Depositor, we compared the results of the recalculations or comparisons for each Sample Mortgage Loan that are described in the preceding Item to the corresponding information on the updated Underwriting Files (as applicable). All such compared information was in agreement. Attached as Exhibit 2 to Attachment A is a schedule for each Sample Mortgage Loan (collectively, the “AUP Findings Schedules”), which contains the primary Source Documents for each Sample Mortgage Loan that were used to perform the procedures described in the preceding Item and the results of the comparison procedures described in the preceding two sentences of this Item.

Exhibit 1 to Attachment A

Sample Mortgage Loan Schedule

Mortgage Loan	10 Random Sample Mortgage Loans	Borrower Rent Roll File As of Date	Original Principal Balance

50-54 Clarkson Avenue	No	5/8/2025	$39,000,000
1-17 Jeanne Marie Gardens	No	1/1/2025	$33,000,000
227 Grand Street	No	9/9/2025	$27,000,000
45 Lenox Road	No	3/19/2025	$18,000,000
949 Willoughby Avenue	No	8/1/2025	$11,000,000
85 Eastern Parkway & 1324 Carroll Street	No	1/31/2025	$10,520,000
808 Georgia Avenue	No	12/31/2024	$9,500,000
311 Blake Street	No	3/7/2025	$9,000,000
152-164 Woodpoint Road & 302 Bedford Avenue	No	5/17/2024	$7,600,000
511 Canal Street	No	5/1/2025	$7,400,000
114-118 Elizabeth Street	Yes	4/10/2025	$5,700,000
455 Onderdonk Avenue	Yes	6/30/2025	$4,499,000
84-21 & 84-23 Lander Street	Yes	3/13/2025	$2,400,000
1261 Pacific Street	Yes	12/31/2024	$2,100,000
788 Greene Avenue	Yes	5/24/2024	$1,749,000
2128-2130 Flatbush Avenue	Yes	5/1/2025	$1,575,000
408-410 West 51st Street	Yes	4/9/2025	$1,500,000
394-412 Lyons Avenue	Yes	3/1/2025	$1,450,000
7402 17th Avenue	Yes	3/11/2025	$1,200,000
118 & 122 Old Bergen Road	Yes	7/30/2025	$1,157,000

Exhibit 2 to Attachment A

AUP Findings Schedules

50-54 Clarkson Avenue

The following item refers to the procedure described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
1	For each Sample Mortgage Loan, using the information on the Underwriting File, Source Documents and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Borrower Rent Roll File, Costar Market Report, Insurance Bill, Escrow History File, Borrower Operating Statement Data Files, Underwriting File and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

1-17 Jeanne Marie Gardens

The following item refers to the procedure described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
1	For each Sample Mortgage Loan, using the information on the Underwriting File, Source Documents and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Borrower Rent Roll File, Costar Market Report, Escrow History File, Borrower Operating Statement Data Files, Underwriting File and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

227 Grand Street

The following item refers to the procedure described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
1	For each Sample Mortgage Loan, using the information on the Underwriting File, Source Documents and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Borrower Rent Roll, Costar Market Reports, Escrow History File, Insurance Bill, Borrower Operating Statement Data Files, Underwriting File and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

45 Lenox Road

The following item refers to the procedure described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
1	For each Sample Mortgage Loan, using the information on the Underwriting File, Source Documents and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Borrower Rent Roll File, Credit Memo Operating Statement Data File, Appraisal, Underwriting File and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

949 Willoughby Avenue

The following item refers to the procedure described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
1	For each Sample Mortgage Loan, using the information on the Underwriting File, Source Documents and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Borrower Rent Roll File, Costar Market Report, Tax Assessor Website, Insurance Bill, Borrower Operating Statement Data Files, Underwriting File and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

85 Eastern Parkway & 1324 Carroll Street

The following item refers to the procedure described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
1	For each Sample Mortgage Loan, using the information on the Underwriting File, Source Documents and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Credit Memo Rent Roll File, Appraisal, Credit Memo Operating Statement Data File, Underwriting File and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

808 Georgia Avenue

The following item refers to the procedure described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
1	For each Sample Mortgage Loan, using the information on the Underwriting File, Source Documents and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Cross River Operating Statement Data File and Cross River Rent Roll File	No Exceptions Noted
**N/A: Not Applicable

311 Blake Street

The following item refers to the procedure described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
1	For each Sample Mortgage Loan, using the information on the Underwriting File, Source Documents and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Borrower Rent Roll File, Costar Market Report, Credit Memo Operating Statement Data File, Appraisal, Underwriting File and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

152-164 Woodpoint Road & 302 Bedford Avenue

The following item refers to the procedure described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
1	For each Sample Mortgage Loan, using the information on the Underwriting File, Source Documents and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Borrower Rent Roll File, Costar Market Reports, Escrow History File, Borrower Operating Statement Data Files, Underwriting File and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

511 Canal Street

The following item refers to the procedure described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
1	For each Sample Mortgage Loan, using the information on the Underwriting File, Source Documents and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Credit Memo Rent Roll File, Costar Market Report, Escrow History File, Insurance Bills, Borrower Operating Statement Data Files, Underwriting File and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

114-118 Elizabeth Street

The following item refers to the procedure described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
1	For each Sample Mortgage Loan, using the information on the Underwriting File, Source Documents and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Borrower Rent Roll File, Appraisal, Cross River Operating Statement Data File, Underwriting File and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

455 Onderdonk Avenue

The following item refers to the procedure described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
1	For each Sample Mortgage Loan, using the information on the Underwriting File, Source Documents and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Cross River Rent Roll File, Costar Market Report, Escrow History File, Cross River Operating Statement Data File, Underwriting File and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

84-21 & 84-23 Lander Street

The following item refers to the procedure described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
1	For each Sample Mortgage Loan, using the information on the Underwriting File, Source Documents and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Borrower Rent Roll File, Credit Memo Operating Statement Data File, Underwriting File and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

1261 Pacific Street

The following item refers to the procedure described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
1	For each Sample Mortgage Loan, using the information on the Underwriting File, Source Documents and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Credit Memo Rent Roll File, Escrow History File, Appraisal, Credit Memo Operating Statement Data File, Underwriting File and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

788 Greene Avenue

The following item refers to the procedure described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
1	For each Sample Mortgage Loan, using the information on the Underwriting File, Source Documents and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Cross River Rent Roll File, Costar Market Report, Escrow History File, Credit Memo Operating Statement Data File, Borrower Operating Statement Data File, Underwriting File and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

2128-2130 Flatbush Avenue

The following item refers to the procedure described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
1	For each Sample Mortgage Loan, using the information on the Underwriting File, Source Documents and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Cross River Rent Roll File, Costar Market Reports, Escrow History File, Cross River Operating Statement Data File, Underwriting File and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

408-410 West 51st Street

The following item refers to the procedure described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
1	For each Sample Mortgage Loan, using the information on the Underwriting File, Source Documents and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Borrower Rent Roll File, Costar Market Report, Escrow History File, Borrower Operating Statement Data Files, Underwriting File and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

394-412 Lyons Avenue

The following item refers to the procedure described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
1	For each Sample Mortgage Loan, using the information on the Underwriting File, Source Documents and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Borrower Rent Roll File, Costar Market Reports, Escrow History File, Borrower Operating Statement Data Files, Underwriting File and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

7402 17th Avenue

The following item refers to the procedure described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
1	For each Sample Mortgage Loan, using the information on the Underwriting File, Source Documents and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Borrower Rent Roll File, Costar Market Reports, Escrow History File, Cross River Operating Statement Data File, Underwriting File and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

118 & 122 Old Bergen Road

The following item refers to the procedure described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
1	For each Sample Mortgage Loan, using the information on the Underwriting File, Source Documents and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Borrower Rent Roll File, Costar Market Reports, Escrow History File, Borrower Operating Statement Data Files, Underwriting File and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable